Related Party Transactions - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months		$ 43,000,000
Valuation Allowances and Reserves, Additions for Charges to Cost and Expense	$ 12,000,000	12,000,000
Due from affiliates	26,000,000	64,000,000	$ 34,000,000
Due to affiliates	67,000,000	112,000,000	$ 16,000,000
CEOC | Majority-Owned Subsidiary, Unconsolidated [Member] | Lease Agreements [Member]
Related Party Transaction [Line Items]
Operating Leases, Future Minimum Payments Receivable	35,000,000	35,000,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 2,000,000	$ 2,000,000
CEOC | Majority-Owned Subsidiary, Unconsolidated [Member] | Shared Services Allocation to CES Members [Member] | CERP
Related Party Transaction [Line Items]
Corporate Expense Allocation		21.80%
CEOC | Majority-Owned Subsidiary, Unconsolidated [Member] | Shared Services Allocation to CES Members [Member] | CGP
Related Party Transaction [Line Items]
Corporate Expense Allocation		12.80%
CEOC | Majority-Owned Subsidiary, Unconsolidated [Member] | Cross Marketing and Trademark License Agreement [Member] | Caesars Interactive Entertainment [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate	3.00%
Discontinued Operations, Disposed of by Sale [Member] | Social and Mobile Games [Member] | Caesars Acquisition Company [Member]
Related Party Transaction [Line Items]
Discontinued Operation, Tax Effect of Gain (Loss) from Disposal of Discontinued Operation	$ 259,000,000	$ 285,000,000
Discontinued Operations, Disposed of by Sale [Member] | Social and Mobile Games [Member] | CGP
Related Party Transaction [Line Items]
Income Taxes Paid	0	240,000,000
Due to Affiliate	$ 19,000,000	$ 45,000,000